CONDENSED STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (235,380)	$ (1,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(16,874)
Changes in operating assets and liabilities:
Prepaid expenses		(289,553)
Accounts payable and accrued expenses		85,963
Income taxes payable		187,223
Accrued expenses	239,254
Net cash used in operating activities	(13,000)	(1,108,878)
Cash Flows from Investing Activities:
Investment of proceeds into Trust Account	209,070,000	66,351
Net cash provided by investing activities	(209,070,000)	66,351
Cash Flows from Financing Activities:
Proceeds from issuance of representative shares	15
Proceeds from sale of Units, net of underwriting discounts paid	202,860,000
Proceeds from sale of Private Placement Units	7,960,000
Proceeds from promissory note - related party	250
Repayment of promissory note - related party	(135,463)
Payment of offering costs	(240,665)	(11,300)
Net cash used in financing activities	210,444,137	(11,300)
Net Change in Cash	1,361,137	(1,053,827)
Cash - Beginning of period	0	1,361,137
Cash - End of period	1,361,137	$ 307,310
Non-Cash financing activities:
Offering costs included in accrued offering costs	11,300
Offering costs paid by sponsor in exchange for issuance of founder shares	25,000
Issuance of Representative Shares	900
Offering costs paid through promissory note	134,655
Accretion of Common stock subject to redemption	$ (24,217,520)